FIXED ASSETS - NET - Narratives (Details) - CNY (¥)	Dec. 31, 2021	Oct. 01, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Aggregate carrying value of ownership certificates of certain buildings that had not been obtained, net fixed assets	¥ 1,903,653,000		¥ 1,518,731,000
Carrying value of certificates for buildings under application procedures	980,689,000		1,367,851,000
Carrying value of certain buildings located on land of which land use right certificates have not been obtained	47,656,000		48,103,000
Carrying value of certain buildings attached to pieces of land which is held by lease	488,146,000		489,939,000
Aggregate net book value of fixed assets that had been fully depreciated but they were still in use	¥ 175,184,000		¥ 171,954,000
Related assets
Disclosure of detailed information about property, plant and equipment [line items]
Government grants		¥ 673,878,000